RELATED PARTY DISCLOSURE - Transactions with Related Parties (Details) - SMP - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases from	$ 10	$ 13
Other transactions with	$ 13	$ 10